Fair Value Measurements And Disclosure (Effect Of Derivatives On The Consolidated Statements Of Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Hedging Relationships [Member] | Interest Rate Swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on interest rate swaps	$ (113)	$ (179)	$ 10
Gain (Loss) on long-term debt	113	179	(10)
Cash Flow Hedging [Member] | Cross-Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	813	432	(219)
Cash Flow Hedging [Member] | Interest Rate Locks [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	0	0	(167)
Cash Flow Hedging [Member] | Interest Rate Locks [Member] | Other Income Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Income (expense) reclassified from accumulated Other Comprehensive Income into income	(46)	(43)	(23)
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) recognized in accumulated Other Comprehensive Income	$ (2)	$ 5	$ (10)